RELATED PARTY TRANSACTIONS - Schedule of Due to a Related Party Non-current (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS - Schedule of Due to a Related Party Non-current (Details) [Line Items]
Due to a related party non-current	$ 94,098	$ 126,759	$ 0
Zhongyang Pan [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to a Related Party Non-current (Details) [Line Items]
Due to a related party non-current	$ 94,098	$ 126,759	$ 0